DIRECTORS LOAN (Details 1) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019
DIRECTORS LOAN
Director's loan	$ 644,642	$ 570,000
Total	$ 644,642	$ 570,000	$ 812,119	$ 1,000,000